Commitments and Contingencies - Additional Information (Detail)	Mar. 31, 2020 claim	Mar. 31, 2019 claim	Mar. 31, 2018 claim	Mar. 31, 2017 claim	Mar. 31, 2016 claim	Mar. 31, 2015 claim
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number	393	332	336	352	426	494
New Zealand | Subsidiaries [Member] | New Zealand Weathertightness [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number					4